ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location
The following table presents an analysis of net revenues by geographic location of the Group’s clients:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Italy	449,312	563,921	387,184
Other EMEA	1,400,443	1,308,261	1,314,788
Americas (1)	922,639	920,858	835,045
Mainland China, Hong Kong and Taiwan	274,268	282,550	272,223
Rest of APAC (2)	373,659	341,300	295,844
Total net revenues	3,420,321	3,416,890	3,105,084
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(1)	Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America

(2)	Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia and South Korea

The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2018			2017
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	844,218	785,182	644,689	704,262	785,182	439,369
Other EMEA	2,251	—	—	2,368	—	—
Americas (1)	3,327	—	850	2,760	—	812
Mainland China, Hong Kong and Taiwan	351	—	—	264	—	—
Rest of APAC (2)	403	—	258	606	—	275
Total	850,550	785,182	645,797	710,260	785,182	440,456
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(1)	Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America

(2)	Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia and South Korea